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Patricia A. Guerrera
Tel: 860.580.2815 | Fax: 860.580.4844
Email: patricia.guerrera@us.ing.com

July 2, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: Opportunity Plus - Multiple Option Group Variable Annuity Contracts
File Nos.: 033-75962* and 811-02513
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), this is to certify that the
Supplement dated June 27, 2008 to the Contract Prospectus and Statement of Additional Information
contained in Post-Effective Amendment No. 53 to the Registration Statement on Form N-4
(“Amendment No. 53”) for Variable Annuity Account C of ING Life Insurance and Annuity Company
(the “Registrant”) that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Amendment No. 53 which was declared effective on June 27,
2008. The text of Amendment No. 53 was filed electronically on June 27, 2008.

If you have any questions regarding this submission, please call Michael Pignatella at 860-580-2831 or the undersigned at 860-580-2815.

Sincerely,

/s/ Patricia A. Guerrera

Patricia A. Guerrera

*	Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement: 033-75978.

Windsor Site One Orange Way, C1S Windsor, CT 06095-4774	ING North America Insurance Corporation